Income taxes - Unused tax assets and liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Book value in excess of tax costs
Deferred tax assets and liabilities
Net deferred tax assets/(liabilities)	$ 262,207	$ 220,302
Property, plant and equipment
Deferred tax assets and liabilities
Net deferred tax assets/(liabilities)	$ (262,207)	$ (220,302)